Interim Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss for the period	$ (165,714)	$ (7,838)	$ (183,903)	$ (27,638)	$ (42,263)	$ (53,906)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of intangible assets			20,884			17,760
Amortized interest	14,633		14,633
Accrued interest on notes payable	4,519	1,530	7,592	4,594	6,141	6,135
Foreign exchange on notes payable			(1,108)	784	1,637	(2,731)
Services paid with shares			950
Changes in assets and liabilities:
Prepaid expenses			(61,655)		(2,178)	(3,000)
Accounts payable and accrued charges			4,945	(19,055)	(14,514)	2,775
Related party advance			300	(5,952)
Net cash used in operating activities			(197,362)	(47,267)	(51,177)	(32,967)
Cash flows from investing activities:
Brand design			(6,647)
Net cash provided by (used in) investing activities			(6,647)
Cash flows from financing activities:
Proceeds from note payable			20,000	80,000
Proceeds from convertible notes payable			189,000
Proceeds from convertible notes issued						2,000
Advances from related party						229
Cash received from share issuance					50,000
Shares subscribed but not issued				(30,000)		30,000
Net cash provided by financing activities			209,000	50,000	50,000	32,290
Net increase (decrease) in cash			4,991	2,733	(1,177)	(738)
Cash, beginning balance			1,366	2,543	2,543	3,281
Cash, ending balance	$ 6,357	$ 5,276	6,357	5,276	1,366	2,543
SUPPLEMENTAL DISCLOSURE
Interest paid
Taxes paid
Convertible note issued for related party advance						$ 490